Long-Term Debt - Schedule of Notes Payable (Details) - Notes payable - Contingent consideration £ in Millions, $ in Millions, $ in Millions, $ in Millions	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 AUD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 AUD ($)
US dollars
Disclosure of detailed information about borrowings [line items]
Carrying amount of notes payable	$ 54.3	$ 41.0			$ 8.1	$ 6.0
British pounds
Disclosure of detailed information about borrowings [line items]
Carrying amount of notes payable	17.6		£ 10.5		28.6		£ 17.5
Other currencies
Disclosure of detailed information about borrowings [line items]
Carrying amount of notes payable	$ 12.4			$ 13.4	$ 26.1			$ 27.2